Income Taxes - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax assets	$ 999	$ 1,070
Current tax liabilities	$ 619	$ 453
Average effective tax rate	27.80%	27.80%
Deferred tax assets	$ 5,741	$ 5,884
Deferred tax assets, recognition dependent on future taxable profits	173	27
Operating tax loss carry forward	8,152	4,837
Operating tax loss carry forward expired in future	5,342
Operating tax loss carry forward without expiration date	2,810
Capital tax loss carry forward	16	27
Tax benefit on loss carry forwards for which deferred tax asset recognized	1,353	851
Tax benefit of loss carry forwards for which no deferred tax asset recognized	472	356
Tax credit carry forwards which expire in future	476	412
Tax credit carryforwards of which benefit not recognized	166	174
Deferred tax liabilities	2,018	1,890
Aggregate amount of taxable temporary differences associated with the Company's own investments in subsidiaries, not included in financial statements	11,709	14,955
Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax asset for deductible temporary differences	908	1,152
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 4,116	$ 5,341